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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment No.: ________________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylock XII GP Limited Liability Company
Address: One Brattle Square, 4th Floor
         Cambridge, MA 02138

Form 13F File Number: 028-14649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Donald A. Sullivan
Title:   Administrative Partner
Phone:   (781) 622-2200

Signature, place and date of signing:

/s/ Donald A. Sullivan          Cambridge, MA             February 13, 2013
_______________________    ________________________    _______________________

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $252,173
                                       (in thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    13F File Number              Name

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5              COLUMN 6 COLUMN 7        COLUMN 8
--------             -------------- --------- -------- ----------             -------- -------- ----------------------
                                                                                                   VOTING AUTHORITY
                                               VALUE     SH/PRN          PUT/ INVSTMT   OTHER   ----------------------
ISSUER               TITLE OF CLASS  CUSIP    (x1000)    AMOUNT   SH/PRN CALL DISCRTN    MGRS      SOLE    SHARED NONE
------               -------------- --------- -------- ---------- ------ ---- -------- -------- ---------- ------ ----
IMPERVA, INC.             COM       45321L100 $ 55,655  1,421,593   SH          Sole             1,421,593   0     0
PANDORA MEDIA, INC.       COM       698354107 $166,352 16,293,141   SH          Sole            16,293,141   0     0
ZIPCAR, INC.              COM       98974X103 $ 30,166  2,036,931   SH          Sole             2,036,931   0     0
                                       Total: $252,173